As filed with the Securities and Exchange Commission on February 8, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
 (Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
 (Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2017

Date of reporting period:  12/31/2016

Item 1. Schedule of Investments.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2016 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 45.24%
ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	15,000	$325,050	1.82

FINANCE & INSURANCE
American International Group, Inc.	5,000	326,550	1.83
Aon PLC (a)	4,200	468,426	2.63
		794,976	4.46
HEALTH CARE
HCA Holdings, Inc. (b)	5,500	407,110	2.28
HealthSouth Corp.	7,775	320,641	1.80
		727,751	4.08
INFORMATION
Comcast Corp. - Class A	4,900	338,345	1.90
Discovery Communications, Inc. (b)	13,500	361,530	2.03
Level 3 Communications, Inc. (b)	3,800	214,168	1.20
Microsoft Corp.	8,000	497,120	2.79
Oracle Corp.	10,000	384,500	2.15
The Walt Disney Co.	2,700	281,394	1.58
Verizon Communications, Inc.	3,500	186,830	1.05
		2,263,887	12.70
MANUFACTURING
Allergan PLC (a)(b)	1,200	252,012	1.41
Anheuser Busch InBev NV - ADR (a)	2,600	274,144	1.54
Fortune Brands Home & Security, Inc.	4,700	251,262	1.41
Hexcel Corp.	3,000	154,320	0.87
Johnson & Johnson	2,900	334,109	1.87
The Hershey Co.	1,090	112,739	0.63
Valero Energy Corp.	4,000	273,280	1.53
		1,651,866	9.26
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	2,530	343,827	1.93
Halliburton Co.	7,500	405,675	2.27
		749,502	4.20
RETAIL TRADE
Amazon.com, Inc. (b)	320	239,958	1.34
Hanesbrands, Inc.	8,500	183,345	1.03
Lowe's Companies, Inc.	5,000	355,600	1.99
Staples, Inc.	21,600	195,480	1.10
		974,383	5.46
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	580,608	3.26
TOTAL COMMON STOCKS (Cost $4,866,924)		8,068,023	45.24

EXCHANGE TRADED FUNDS - 3.11%
Sprott Physical Gold Trust (a)(b)	59,000	554,010	3.11
TOTAL EXCHANGE TRADED FUNDS (Cost $571,198)		554,010	3.11

OPEN-END FUNDS - 3.12%
American Beacon SiM High Yield Opportunities Fund	6,363	60,954	0.34
Deutsche CROCI International Fund - Class S (b)	6,297	257,936	1.45
Morgan Stanley Global Fixed Income Opportunities Fund	21,898	120,438	0.67
PIMCO Mortgage Opportunities Fund (e)	10,821	117,728	0.66
TOTAL OPEN-END FUNDS (Cost $559,343)		557,056	3.12

REITS - 2.22%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	15,000	184,500	1.04
Prologis, Inc.	4,000	211,160	1.18
TOTAL REITS (Cost $335,554)		395,660	2.22

ROYALTY TRUSTS - 4.49%
CONSTRUCTION
Texas Pacific Land Trust	2,700	801,279	4.49
TOTAL ROYALTY TRUSTS (Cost $390,001)		801,279	4.49

CONVERTIBLE PREFERRED STOCKS - 1.37%
UTILITIES
Kinder Morgan, Inc.	5,000	243,250	1.37
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $228,812)		243,250	1.37

CORPORATE BONDS - 6.75%
FINANCE & INSURANCE
Discover Financial Services, 3.85%, 11/21/2022	150,000	152,285	0.85
Ford Motor Credit Co., LLC, 2.40%, 09/20/2021	150,000	144,601	0.81
Wells Fargo & Co., 3.45%, 02/13/2023	150,000	150,540	0.85
		447,426	2.51
HEALTH CARE
DaVita, Inc., 5.75%, 08/15/2022	100,000	104,500	0.59

INFORMATION
Fiserv, Inc., 3.50%, 10/01/2022	150,000	152,761	0.86

MANUFACTURING
NCR Corp., 4.63%, 02/15/2021	200,000	203,600	1.14

MINING, QUARRYING, AND OIL AND GAS EXTRACTION
EnLink Midstream Partners LP, 2.70%, 04/01/2019	150,000	150,099	0.84

RETAIL TRADE
Hanesbrands, Inc., 4.63%, 05/15/2024 (d)	150,000	145,500	0.81
TOTAL CORPORATE BONDS (Cost $1,225,263)		1,203,886	6.75

U.S. GOVERNMENT OBLIGATIONS - 23.56%
Federal Farm Credit Banks, 2.32%, 12/29/2021 (e)	150,000	150,000	0.84
Federal Home Loan Banks, 1.03%, 05/28/2019	150,000	148,252	0.83
Federal National Mortgage Association, 1.55%, 09/30/2021	200,000	192,660	1.08
United States Treasury Note
1.375%, Note due 01/31/2021	1,400,000	1,377,632	7.72
1.625%, Note due 02/15/2026	400,000	373,750	2.10
2.750%, Note due 02/15/2019	1,900,000	1,959,672	10.99
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,300.334)		4,201,966	23.56

SHORT-TERM INVESTMENTS - 9.71%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (c)	32,435	32,435	0.18
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.44% (c)	850,000	850,000	4.76
The Government & Agency Portfolio - Institutional Class, 0.43% (c)	850,000	850,000	4.77
TOTAL SHORT-TERM INVESTMENTS (Cost $1,732,435)		1,732,435	9.71

Total Investments (Cost $14,209,864) - 99.57%	17,757,565	99.57
Other Assets in Excess of Liabilities - 0.43%	76,532	0.43
TOTAL NET ASSETS - 100.00%	$17,834,097	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of December 31, 2016.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. At December 31, 2016, the market value of these securities total $145,500 which represents 0.81% of total net assets.
(e)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such long securities at December 31, 2016 is $267,728 which represents 1.50% of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$14,209,864
Gross unrealized appreciation	3,808,531
Gross unrealized depreciation	(260,830)
Net unrealized appreciation	$17,757,565

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Securities Valuation as of December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds, real estate investment trusts, royalty trusts, and preferred stocks. traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value provided by the service agent of the Funds and will be categorized as Level 1 securities.

Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Debt Securities - Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Arts, Entertainment & Recreation	$325,050	$-	$-	$325,050
Finance & Insurance	794,976	-	-	794,976
Health Care	727,751	-	-	727,751
Information	2,263,887	-	-	2,263,887
Manufacturing	1,651,866	-	-	1,651,866
Mining, Quarrying & Oil & Gas Extraction	749,502	-	-	749,502
Retail Trade	974,383	-	-	974,383
Transportation & Warehousing	580,608	-	-	580,608
Total Common Stocks	8,068,023	-	-	8,068,023
Exchange Traded Funds	554,010	-	-	554,010
Open-End Funds	439,328	-	117,728	557,056
REITs
Real Estate & Rental & Leasing	395,660	-	-	395,660
Total REITs	395,660	-	-	395,660
Royalty Trusts
Construction	801,279	-	-	801,279
Total Royalty Trusts	801,279	-	-	801,279
Convertible Preferred Stocks
Utilities	243,250	-	-	243,250
Total Convertible Preferred Stocks	243,250	-	-	243,250
Corporate Bonds
Finance & Insurance	-	447,426	-	447,426
Health Care	-	104,500	-	104,500
Information	-	152,761	-	152,761
Manufacturing	-	203,600	-	203,600
Mining, Quarrying & Oil & Gas Extraction	-	150,099	-	150,099
Retail Trade	-	145,500	-	145,500
Total Corporate Bonds	-	1,203,886	-	1,203,886
U.S. Government Obligations	-	4,051,966	150,000	4,201,966
Short-Term Investments	1,732,435	-	-	1,732,435
Total Investments	$12,233,985	$5,255,852	$267,728	$17,757,565

Transfers between Levels are recognized at the end of the reporting period. There were no transfers between Levels during the period.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Open-End Funds	U.S. Government Obligations	Total
Balance as of September 30, 2016	$-	$-	$-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	2,272	-	2,272
Purchases	120,000	150,000	270,000
(Sales)	-	-	-
Transfer in and/or out of Level 3	-	-	-
Balance as of December 31, 2016	$117,728	$150,000	$267,728

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at December 31, 2016	$-

The Level 3 investments as of December 31, 2016 represented 1.50% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Derivatives at December 31, 2016 (Unaudited)

To generate additional income or hedge against a possible loss in the value of securities it holds, the Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The objective, as stated above, is to hedge against a possible decline in the value of securities and to generate additional income when we feel certain securities are locked in a trading range.  With regards to hedging against a possible decline, we will sell covered calls with strike prices below the price of a security at the time of writing the call.  Regarding additional income, the Fund will sell calls on certain securities that are within a trading range.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815").  ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

Transactions in written options contracts for the period ended December 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2016	-	$-
Options written	145	119,746
Options terminated in closing purchase transactions	(145)	(119,746)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2016	-	$-

The average monthly market value of written options during the period ended December 31, 2016 was $39,915.

Values of Derivative Instruments as of December 31, 2016:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	N/A	$-	Written options, at value	$-
Total		$-		$-

The effect of derivative instruments on the Statement of Operations for the period October 1, 2016 through December 31, 2016 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments		Written Options	Total
Equity Contracts		$1,261	$1,261
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments		Written Options	Total
Equity Contracts		$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc

By (Signature and Title)  /s/ Gary B. Wood
   Gary B. Wood, President

Date  January 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gregory B. Wood
   Gregory B. Wood, Treasurer

Date  January 31, 2017